Segment Information - Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment loss on intangible assets acquired through business combinations	$ (9)	$ (42)	$ (38)
Start-up and phase-out costs	(69)	(134)	(13)
Gain on sale of non-current assets	5	6	2
Cancellation fees on committed equipment purchases	(18)	0	0
Operating income	1,676	4,611	4,439
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	2,201	5,025	4,536
Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment loss on intangible assets acquired through business combinations	0	(36)	0
Start-up and phase-out costs	(69)	(134)	(13)
Unused capacity charges	(370)	(120)	(22)
Other unallocated manufacturing results	(63)	(94)	(57)
Gain on sale of non-current assets	2	4	2
Cancellation fees on committed equipment purchases	(18)	0	0
Strategic and other research and development programs and other non-allocated items	(7)	(34)	(7)
Operating income	$ (525)	$ (414)	$ (97)